Schedule I Genworth Financial, Inc. Summary Of Investments Other Than Investments In Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I Genworth Financial, Inc. Summary Of Investments Other Than Investments In Related Parties

Schedule I

Genworth Financial, Inc.

Summary of investments—other than investments in related parties

(Amounts in millions)

As of December 31, 2011, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

Type of investment	Amortized cost or cost	Fair value	Carrying value
Fixed maturity securities:
Bonds:
U.S. government, agencies and authorities	$3,946	$4,863	$4,863
Tax-exempt	564	503	503
Government—non-U.S.	2,017	2,211	2,211
Public utilities	3,756	4,345	4,345
All other corporate bonds	44,275	46,373	46,373

Total fixed maturity securities	54,558	58,295	58,295
Equity securities	356	361	361
Commercial mortgage loans	6,092	xxxxx	6,092
Restricted commercial mortgage loans	411	xxxxx	411
Policy loans	1,549	xxxxx	1,549
Other invested assets (1)	3,995	xxxxx	4,819
Restricted other invested assets	377	xxxxx	377

Total investments	$67,338	xxxxx	$71,904

(1)

The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.